Max Berueffy

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

May 5, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

RE:         United Investors Life Insurance Company

United Investors Universal Life Variable Account

Advantage Plus

Filing Pursuant to Rule 497(j) for

File No. 333-26505; 811-08209

Commissioners:

On behalf of United Investors Life Insurance Company and United Investors Universal Life Variable Account, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the “Advantage Plus”, a variable life policy, and otherwise required to be filed under Rule 497(c) do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 16 for United Investors Universal Life Variable Account as filed with the Commission on April 29, 2011  via EDGARLINK.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/ Max Berueffy

Max Berueffy

100073